Vessels, Net - Navios Partners (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance	$ 1,086,310		$ 1,062,258
Additions	(27,300)	$ (26,732)
Cost | Vessels
Property, Plant and Equipment [Line Items]
Balance	1,420,825		1,370,756	$ 1,360,231
Additions	57,569		113,391
Disposals			(5,696)
Vessel impairment losses	(7,500)		(97,170)
Accumulated Depreciation | Vessels
Property, Plant and Equipment [Line Items]
Balance	(334,515)		(308,498)	(316,981)
Additions	(26,717)		(52,088)
Disposals			81
Vessel impairment losses	700		60,490
Net Book Value | Vessels
Property, Plant and Equipment [Line Items]
Balance	1,086,310		1,062,258	$ 1,043,250
Additions	30,852		61,303
Disposals			(5,615)
Vessel impairment losses	$ (6,800)		$ (36,680)